Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Leases
During the first quarter of 2015, the Company leased its Durham, North Carolina facility and certain office equipment under long-term non-cancelable operating leases. The Company’s lease for its primary North Carolina facility was due to expire in 2019. The lease agreement included a renewal option to extend the lease through March 31, 2024.
Rent expense was approximately $218 and $231 for the three months ended March 31, 2015 and 2014, respectively, including $178 and $200 presented in discontinued operations in the accompanying statements of operations for the three months ended March 31, 2015 and 2014, respectively. Future minimum lease payments for all operating leases as of March 31, 2015 are as follows:

2015 (remaining 9 months)	$826
2016	1,122
2017	1,140
2018	1,161
2019	291
Thereafter	—
Total	$4,540

As a condition to the execution of the Agreement, Accuratus assumed the Company’s post-closing obligation under its facility lease in Durham, North Carolina and the Company is being released from any post-closing liability under the facility operating lease (see Note 14), including the future minimum lease payments included within the table immediately above. The Company and its retained employees will continue to operate from the Durham facility immediately after the closing for a period of up to six months pursuant to a facility license agreement between the Company and Accuratus dated July 17, 2015. The Company has relocated its corporate headquarters and operating activities to Jersey City, New Jersey, where in July 2015 it subleased a premises located at 101 Hudson Street, Jersey City, New Jersey. The material terms of the Jersey City, New Jersey sublease are described in Note 14.
License Arrangement with Potential Future Expenditures
As of March 31, 2015, the Company had a license arrangement with Merck Sharp & Dohme Corp., or Merck, that involves potential future expenditures. Under the license arrangement, the Company exclusively licensed from Merck its rights to SCY-078 in the field of human health. SCY-078 is the Company's lead product candidate. Pursuant to the terms of the license agreement, Merck is eligible to receive milestone payments from the Company that could total $19,000 upon occurrence of specific events, including initiation of a phase 3 clinical study, new drug application, and marketing approvals in each of the U.S., major European markets and Japan. In addition, Merck is eligible to receive tiered royalties from the Company based on a percentage of worldwide net sales of SCY-078. The aggregate royalties are mid- to high-single digits.
In December 2014, the Company and Merck entered into an amendment to the license agreement that defers the remittance of a milestone payment due to Merck, such that no amount will be due upon initiation of the first phase 2 clinical trial of a product containing the SCY-078 compound (the "Deferred Milestone"). The amendment also increases, in an amount equal to the Deferred Milestone, the milestone payment that will be due upon initiation of the first Phase 3 clinical trial of a product containing the SCY-078 compound. Except as described above, all other terms and provisions of the license agreement remain in full force and effect.
The Company has two additional licensing agreements for other compounds that could require it to make payments of up to $2,300 upon achievement of certain milestones by the Company.
Clinical Development Arrangement
In June 2014, the Company entered into an agreement with a third-party clinical research organization to conduct a Phase 2 clinical trial for SCY-078. The scope of the services under the agreement can be modified at any time, and the agreement can be terminated by either party 30 days after receipt of written notice.
Other Arrangements
The Company entered into an agreement with a third party firm to assist the Company in exploring the divestiture of its Services Business (see Note 13). Pursuant to the terms of the agreement, in the event that the Company was able to complete a divestiture of its Services Business to a third-party, the Company was obligated to pay a success fee to the third party firm for the greater of $500 or 4% of the transaction consideration. As described in Note 13, the Company completed the sale of the Services Business pursuant to the Agreement, with an effective date of July 17, 2015.
In May 2015, the Company's board of directors approved, and the Company communicated, the material terms of a compensatory plan (the "Compensatory Plan") for the non-executive employees of its Service Business. The compensatory plan is designed to promote the retention of services of such non-executive employees in connection with the potential sale of the Service Business. The Company's obligations under the Compensatory Plan were contingent upon the successful closing of the sale of the Services Business. The material terms of the Compensatory Plan are described in Note 14, Subsequent Events, below.

Commitments and Contingencies
Leases
During the year ended December 31, 2014, the Company leased its Durham, North Carolina facility and certain office equipment under long-term non-cancelable operating leases. The Company’s lease for its primary North Carolina facility was due to expire in 2019. The lease agreement included a renewal option to extend the lease through March 31, 2024. As described below and in Note 20, Accuratus assumed the Company's post-closing obligation under its Durham, North Carolina facility lease in July 2015.
Rent expense was approximately $952 and $906 for the years ended December 31, 2014 and 2013, respectively, including $827 and $781 presented in discontinued operations in the accompanying statements of operations for the years ended December 31, 2014 and 2013, respectively. Future minimum lease payments for all operating leases as of December 31, 2014, including future minimum lease payments that were assumed by Accuratus in July 2015, are as follows:

2015	$1,075
2016	1,104
2017	1,123
2018	1,156
2019	291
Thereafter	—
Total	$4,749

As a condition to the execution of the Asset Purchase Agreement (the "Agreement"), Accuratus assumed the Company’s post-closing obligation under its facility lease in Durham, North Carolina and the Company is being released from any post-closing liability under the facility operating lease (see Note 20), including the future minimum lease payments included within the table immediately above totaling $4,718. The Company and its retained employees will continue to operate from the Durham facility immediately after the closing for a period of up to six months pursuant to a facility license agreement between the Company and Accuratus dated July 17, 2015. The Company has relocated its corporate headquarters and operating activities to Jersey City, New Jersey, where in July 2015 it subleased a premises located at 101 Hudson Street, Jersey City, New Jersey. The material terms of the Jersey City, New Jersey sublease are described in Note 20.
License Arrangements with Potential Future Expenditures
As of December 31, 2014, the Company had a license arrangement with Merck Sharp & Dohme Corp., or Merck, as amended, that involves potential future expenditures. Under the license arrangement, the Company exclusively licensed from Merck its rights to SCY-078 in the field of human health. SCY-078 is the Company's lead product candidate. Pursuant to the terms of the license agreement, Merck is eligible to receive milestone payments from the Company that could total $19,000 upon occurrence of specific events, including initiation of a phase 3 clinical study, new drug application, and marketing approvals in each of the U.S., major European markets and Japan. In addition, Merck is eligible to receive tiered royalties from the Company based on a percentage of worldwide net sales of SCY-078. The aggregate royalties are mid- to high-single digits.
In December 2014, the Company and Merck entered into an amendment to the license agreement that defers the remittance of a milestone payment due to Merck, such that no amount will be due upon initiation of the first phase 2 clinical trial of a product containing the SCY-078 compound (the "Deferred Milestone"). The amendment also increases, in an amount equal to the Deferred Milestone, the milestone payment that will be due upon initiation of the first Phase 3 clinical trial of a product containing the SCY-078 compound. Except as described above, all other terms and provisions of the license agreement remain in full force and effect.
The Company has two additional licensing agreements for other compounds that could require it to make payments of up to $2,300 upon achievement of certain milestones by the Company.
Clinical Development Arrangement
In June 2014, the Company entered into an agreement with a third-party clinical research organization to conduct a Phase 2 clinical trial for SCY-078. The Company had no such commitments as of December 31, 2013. The scope of the services under the agreement can be modified at any time, and the agreement can be terminated by either party 30 days after receipt of written notice.
Other Arrangements
The Company entered into an agreement with a third party firm to assist the Company in exploring the divestiture of its Services Business (Note 19). Pursuant to the terms of the agreement, in the event that the Company was able to complete a divestiture of its Services Business to a third-party, the Company was obligated to pay a success fee to the third party firm for the greater of $500 or 4% of the transaction consideration. As described in Note 20, the Company completed the sale of the Services Business pursuant to an Asset Purchase Agreement, dated July 17, 2015.
Compensatory Arrangements with Employees and Officers
Subsequent to December 31, 2014, the Company has entered into certain compensatory arrangements and commitments with employees and officers, the material terms of which are described in Note 20.